Significant Accounting Policies - Recent accounting pronouncements (Details) - Scenario forecast - ASU 2018-11 $ in Millions	Mar. 31, 2019 USD ($)
Minimum
Recent accounting pronouncements
Cumulative-effect adjustment	$ 10.0
Maximum
Recent accounting pronouncements
Cumulative-effect adjustment	$ 12.0